INCOME TAXES (Schedule of Reconciliation of Provision (Benefit) for Income Taxes) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Amount
Tax at U.S. statutory rate	$ (1,874,667)	$ (2,401,741)
State taxes, net of federal benefit	(198,796)	(255,305)
Other	(20,719)	502,021
Change in valuation allowance	$ 2,094,182	$ 2,155,025
Total income tax expense (benefit)
Percentage
Tax at U.S. statutory rate	(34.00%)	(34.00%)
State taxes, net of federal benefit	(3.61%)	(3.61%)
Other	(0.37%)	7.10%
Change in valuation allowance	37.98%	30.51%
Total effective income tax rate	0.00%	0.00%